Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Term deposit liabilities	$ 451,802	$ 421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	418,000	388,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	163,188	121,144
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	51,329	62,892
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	76,645	78,676
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	38,429	32,950
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	40,418	42,201
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	23,849	26,749
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	26,055	24,651
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 31,889	$ 32,601